Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2024 and 2023, this account consists of the following:

	2024	2023
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 27 and 28)	258,246	243,152

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 27 and 28)	23,340	11,646
	281,586	254,798

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Unamortized debt discount at beginning of the year	2,129	2,279
Additions	219	214
Revaluations	9	(2)
Accretion included as part of financing costs – net	(368)	(362)
Unamortized debt discount at end of the year	1,989	2,129

Summary of Long-term Debt

As at December 31, 2024 and 2023, long-term debt consists of:

		December 31, 2024		December 31, 2023
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2024 and 2023	591	34,177	590	32,691
Term Loans:
Others (1)	SOFR + 1.31161 % to 1.47826% in 2024 and SOFR + 1.31161 % to 1.47826% & US$LIBOR +1.0500% in 2023	84	4,838	122	6,788
		675	39,015	712	39,479
Philippine Peso Debts:
Fixed Rate Retail Bonds	5.2813% in 2024 and 2023		—		2,599
Term Loans:
Unsecured Term Loans	4.0000% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2024 and 3.9500% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2023		242,571		212,720
			242,571		215,319
Total long-term debt (Notes 27 and 28)			281,586		254,798
Less portion maturing within one year (Note 27)			23,340		11,646
Noncurrent portion of long-term debt (Note 27)			258,246		243,152

(1) Effective September 2023, the benchmark rate of our U.S. Dollar-denominated debts was changed from LIBOR to SOFR.

Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term and short-term debt at nominal values as at
December 31, 2024 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2025	14	810	22,890	23,700
2026	14	810	15,075	15,885
2027	14	810	26,695	27,505
2028	28	1,620	19,653	21,273
2029	—	—	26,288	26,288
2030 and onwards	614	35,518	133,406	168,924
Total long-term debt (Note 27)	684	39,568	244,007	283,575

Disclosure of Loans Explanatory

							Outstanding Amounts
				Repurchase Amount			December 31, 2024				December 31, 2023
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)

US$600M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031 and June 23, 2050	—	—	—	591	(2)	34,177	(2)	590	(2)	32,691	(2)
							591		34,177		590		32,691

(1) The purpose of this loan is to refinance the existing loan obligations, prepay outstanding loans and partially finance capital expenditures.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
								December 31, 2024				December 31, 2023
					Amount	Amount
Loan Amount	Date of Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)

US$50M	2016 and 2017	NTT TC Leasing	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024	2016 and 2017	50	—	March 30, 2023 and March 27, 2024	—		—		25	(2)	1,385	(2)

US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	84	(2)	4,838	(2)	97	(2)	5,403	(2)

								84		4,838		122		6,788

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

Outstanding Amounts
				Date of	Payments		December 31, 2024	December 31, 2023
				Issuance/	Amount
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400 2,600	February 8, 2021 February 6, 2024	—	2,599	(2)

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

						Outstanding Amounts
					Drawn	December 31, 2024		December 31, 2023
	Date of Loan				Amount
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php		Php
					(in millions)	(in millions)
Term Loans
Unsecured Term Loans(1)

Php14,900M	Various dates in 2014, 2016 and 2019	Union Bank of the Philippines	With annual amortization up to 7 and 10 years	Various dates in 2014, 2016 and 2019	14,900	7,811	(2)	9,298	(2)

Php71,300M	Various dates in 2015 to 2023	Bank of the Philippine Islands	With annual amortization up to 6, 7, 10 and 11 years	Various dates in 2015 to 2024	71,000	54,738	(2)	54,436	(2)

Php46,500M	Various date in 2015 to 2024	Metropolitan Bank and Trust Company(3)	With annual amortization up to 7, 10 and 11 years	Various date in 2015 to 2024	46,500	38,618	(2)	26,443	(2)

Php18,500M	Various dates in 2019 and 2023	China Banking Corporation	With annual amortization up to 10 years	Various dates in 2019 and 2023	18,500	15,770	(2)	16,616	(2)

Php14,000M	Various dates in 2016 and 2017	Security Bank	With semi-annual amortization up to 10 years	Various dates in 2017	14,000	10,566	(2)	10,760	(2)

Php31,970M	Various dates in 2016, 2020, 2021, 2023 and 2024	Banco de Oro	With annual amortization up to 7 and 10 years	Various dates in 2016, 2020, 2021 and 2024	30,470	29,564	(2)	14,318	(2)

Php8,500M	Various dates in 2016, 2017 and 2019	Philippine National Bank	With annual amortization up to 7, 8 and 10 years	Various dates in 2017, 2018 and 2019	8,500	7,920	(2)	7,946	(2)

Php41,500M	Various dates in 2016 to 2023	Landbank of the Philippines	With annual amortization up to 10 years	Various dates in 2016 to 2023	41,500	39,475	(2)	39,824	(2)

Php14,000M	Various dates in 2019 to 2021	Development Bank of the Philippines	With annual amortization up to 8, 9 and 10 years	Various dates in 2019 to 2022	14,000	13,513	(2)	13,629	(2)

Php2,000M	September 6, 2019	Bank of China (Hong Kong) Limited, Manila Branch	With annual amortization up to 7 years	September 6, 2019	2,000	1,896	(2)	1,914	(2)

Php15,000M	Various dates in 2020, 2021 and 2023	Rizal Commercial Banking Corporation	With annual amortization up to 8, 10 and 11 years	Various dates in 2020, 2021 and 2023	15,000	14,443	(2)	14,566	(2)

Php2,500M	April 2, 2020	MUFG Bank, Ltd.	With semi-annual amortization up to 6 years	April 2, 2020	2,500	972	(2)	1,970	(2)

Php3,800M	Various dates in 2023 and 2024	Bank of Commerce	With annual amortization up to 9 and 10 years	Various dates in 2023 and 2024	3,800	3,769	(2)	1,000	(2)

Php3,000M	Various dates in 2024	Hongkong and Shanghai Banking Corporation(3)	With annual amortization up to 5 years	Various dates in 2024	3,000	2,986	(2)	—	(2)

Php530M	September 30, 2024	Philippine Veterans Bank	With annual amortization up to 7 years	October 30, 2024	530	530	(2)	—	(2)
						242,571		212,720

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(3) Includes Green Loan and Social Loan.

Below are the interest-bearing financial liabilities drawn after December 31, 2024:

	Date of Loan				Drawn Amount
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php
					(in millions)
Long-term Loans
Unsecured Term Loans(1)
PLDT
Php11,000M	December 13, 2024	BPI	With annual amortization up to 10 years
Smart
Php13,000M	December 19, 2024	MBTC	With annual amortization up to 10 years	January 2, 2025	1,500
				February 3, 2025	700

Short-term Loans
Unsecured Term Loans(1)
PLDT
Php787M		BPI	77-day promissory note	January 3, 2025	787

Smart
Php235M		BPI	77-day promissory note	January 3, 2025	235

(1) The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.